Share-Based Payment (Details) - Schedule of change of awards - ₪ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of change of awards [Abstract]
Number of Options, Outstanding at beginning of year	1,660,958	2,336,554	2,445,597
Weighted Average Exercise Price, Outstanding at beginning of year	₪ 20.38	₪ 27.87	₪ 29.99
Number of Options, Granted		382,000	443,800
Weighted Average Exercise Price, Granted		₪ 24.36	₪ 20.64
Number of Options, Exercised	(28,672)	(449,093)	(67,470)
Weighted Average Exercise Price, Exercised	₪ 16.93	₪ 18.49	₪ 32.3
Number of Options, Forfeited	(127,608)	(608,503)	(485,373)
Weighted Average Exercise Price, Forfeited	₪ 20.29	₪ 51.68	₪ 16.98
Number of Options, Outstanding at end of year	1,504,678	1,660,958	2,336,554
Weighted Average Exercise Price, Outstanding at end of year	₪ 20.65	₪ 20.38	₪ 27.87
Number of Options, Exercisable at end of year	1,067,363	799,640	1,412,023
Weighted Average Exercise Price, Exercisable at end of year	₪ 19.78	₪ 18.97	₪ 33.17
The weighted average remaining contractual life for the share options	3 years 3 months 29 days	4 years 2 months 4 days	3 years 4 months 20 days